Property and Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2023
Property And Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net Consists	Property and equipment, net, consists of the following:
		As of September 30,
	Useful life	2023	2022
Buildings	20 years	$7,304,936	$7,492,360
Machinery and equipment	5-10 years	73,703	77,932
Automobiles	3-5 years	1,896,976	1,912,525
Office and electric equipment	3-5 years	474,830	477,919
Subtotal		9,750,445	9,960,736
Less: accumulated depreciation		(6,050,480)	(5,710,098)
Property and equipment, net		$3,699,965	$4,250,638